RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party transactions
A summary of receivables due from related parties as of December 31, 2023 and 2022 is as follows:

(in thousands of $)	2023	2022
Seatankers Management Norway AS	—	16
Paratus Management (UK) Limited	8	—
Seatankers Services (UK) LLP	9	—
Frontline Cyprus Ltd	8	—
Frontline Management (Bermuda) Limited	510	—
Northern Ocean Limited	—	33
Avance Gas Trading Ltd	232	2
Sloane Square Capital Holdings Ltd	19	9
Receivables due from related parties	786	60
A summary of payables due to related parties as of December 31, 2023 and 2022 is as follows:

(in thousands of $)	2023	2022
Frontline Management (Bermuda) Limited	—	(30)
Frontline Corporate Services Ltd	(26)	(4)
Flex LNG Fleet Management AS	(358)	(293)
SFL Corporation Ltd	—	(1)
Payables due to related parties	(384)	(328)
A summary of expenses recorded from related parties for the years ended December 31, 2023, 2022, and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Administration service fees
Seatankers Management Co. Ltd	(115)	(225)	(144)
Front Ocean Management AS	(400)	(226)	(55)
Frontline Management (Bermuda) Limited	(128)	(272)	(288)
Front Ocean Management Ltd	(257)	(258)	—
Golden Ocean Management AS	—	—	(1)

Technical management fees
Flex LNG Fleet Management AS	(3,435)	(3,489)	(3,235)

Office facilities
Seatankers Management Norway AS	(85)	(58)	(59)
Frontline plc	—	—	(2)
Frontline Management AS	—	—	(184)

Chartering services fees
FS Maritime SARL	—	(32)	(337)
Total related party transactions	(4,420)	(4,560)	(4,305)
A summary of income recorded from related parties for the years ended December 31, 2023, 2022, and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Frontline Management AS	—	10	—
Northern Ocean Limited	—	6	7
Avance Gas Holdings Ltd	293	4	—
Sloane Square Capital Holdings Ltd	9	8	—
Paratus Management (UK) Limited	5	—	—
Seatankers Services (UK) LLP	4	—	—
Total related party transactions	311	28	7